EXPLORATION AND EVALUATION ASSETS (Details Narrative)				1 Months Ended		5 Months Ended	10 Months Ended		12 Months Ended			17 Months Ended
	Aug. 03, 2022 CAD ($)	Sep. 28, 2021 USD ($)	Sep. 28, 2021 CAD ($)	May 31, 2022 CAD ($)	Apr. 30, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 CAD ($)	Aug. 22, 2022 USD ($)	Aug. 22, 2022 CAD ($)	Aug. 22, 2022 CAD ($)	Sep. 28, 2021 CAD ($)
Selkirk assets [member]
IfrsStatementLineItems [Line Items]
Acquisition cost												$ 244,954		$ 327,109
Payment of second instalment												25,000,000	$ 33,860,000
Payment of third instalment												$ 30,000,000	$ 40,632,000
Exploration and license related expenditures									$ 677,310		$ 3,099,926
Maniitsoq property [member]
IfrsStatementLineItems [Line Items]
Percentage of net smelter return royalties									2.50%
Percentage of net smelter return royalties after reduction									1.00%
Payment required to reduce net smelter return royalties									$ 2,000,000
License period description									At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.
Book value	$ 36,692,516
Impairment of property	36,692,516
Acquisition and exploration expenditure						$ 48,001
Maniitsoq property [member] | 11 to 13 years [member]
IfrsStatementLineItems [Line Items]
Period of additional license application									3 years
Maniitsoq property [member] | 14 to 22 years [member]
IfrsStatementLineItems [Line Items]
Period of additional license application									3 years
Sulussugut license [member]
IfrsStatementLineItems [Line Items]
Amount of license carried credits										kr 278,854,152	55,627,220
Ininngui license [member]
IfrsStatementLineItems [Line Items]
Amount of license carried credits										35,426,696	7,067,162
Carbonatite license [member]
IfrsStatementLineItems [Line Items]
Amount of license carried credits										kr 10,577,191	2,110,012
Post creek property [member]
IfrsStatementLineItems [Line Items]
Advances payable annually on net smelter return royalties | shares									10,000
Halcyon property [member]
IfrsStatementLineItems [Line Items]
Advances payable annually on net smelter return royalties | shares									8,000
Quetico property [member] | Prior to april 26, 2021 [member]
IfrsStatementLineItems [Line Items]
Work commitment amount				$ 323,600	$ 323,600
Canadian properties [member]
IfrsStatementLineItems [Line Items]
Exploration and license related expenditures						21,739
Written off of assets book value	$ 2,535,873
High atlas project in morocco [member]
IfrsStatementLineItems [Line Items]
Work commitment amount						$ 65,000			$ 65,000
Selebi [Member]
IfrsStatementLineItems [Line Items]
Assets purchase price		$ 56,750,000													$ 76,862,200
Closing payment		1,750,000	$ 2,086,830
Second installment purchase price		25,000,000	33,860,000
Third installment of purchase price upon mine construction		30,000,000	40,632,000
Payment of care and maintenance							$ 5,178,747	$ 6,164,688
Acquisition cost		1,750,000													$ 2,086,830
Payment of care and maintenance funding		$ 5,178,747	$ 6,164,688
Exploration related cost									$ 28,046,746
Exploration and license related expenditures											$ 3,099,926